Average Annual Total Returns (Vanguard Target Retirement 2050 Fund Retail)	Vanguard Target Retirement 2050 Fund Vanguard Target Retirement 2050 Fund - Investor Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions Vanguard Target Retirement 2050 Fund Vanguard Target Retirement 2050 Fund - Investor Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Target Retirement 2050 Fund Vanguard Target Retirement 2050 Fund - Investor Shares 10/1/2013 - 9/30/2014	Barclays U.S. Aggregate Bond Index Vanguard Target Retirement 2050 Fund Vanguard Target Retirement 2050 Fund - Investor Shares 10/1/2013 - 9/30/2014	MSCI US Broad Market Index Vanguard Target Retirement 2050 Fund Vanguard Target Retirement 2050 Fund - Investor Shares 10/1/2013 - 9/30/2014	Target 2050 Composite Index Vanguard Target Retirement 2050 Fund Vanguard Target Retirement 2050 Fund - Investor Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.18%	6.61%	4.42%	5.97%	12.66%	7.61%
Five Years	11.58%	11.03%	9.17%	4.45%	15.75%	11.87%
Since Inception	6.93%	6.45%	5.48%	5.27%	8.55%	7.05%